Inventories (Tables)	6 Months Ended
Jun. 30, 2022
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31, 2021	June 30, 2022	June 30, 2022
	RMB	RMB (Unaudited)	USD (Unaudited)
Finished goods – holographic accessories	1,590,495	1,494,770	222,721
Finished goods – semiconductors	5,251,250	2,122,146	316,200
Total inventories	6,841,745	3,616,916	538,921